Consolidated and Combined Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
REVENUE:
Minimum rent	$ 113,887	$ 328,898
Overage rent	1,747	4,991
Tenant reimbursements	50,814	145,161
Other income	1,236	4,778
Total revenue	167,684	483,828
EXPENSES:
Property operating	29,268	81,627
Depreciation and amortization	49,307	142,563
Real estate taxes	20,430	59,129
Repairs and maintenance	5,169	17,253
Advertising and promotion	1,954	5,838
Provision for (recovery of) credit losses	447	1,852
General and administrative	4,395	6,260
Transaction and related costs		39,931
Merger costs	2,500	2,500
Ground rent and other costs	1,108	3,508
Total operating expenses	114,578	360,461
OPERATING INCOME	53,106	123,367
Interest expense	(23,219)	(59,813)
Income and other taxes	(134)	(275)
Income from unconsolidated entities	99	846
Gain on sale of interests in properties	8,969	100,479
NET INCOME	38,821	164,604
Net income attributable to noncontrolling interests	6,620	28,210
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 32,201	$ 136,394
EARNINGS PER COMMON SHARE, BASIC AND DILUTED
Net income attributable to common stockholders (in dollars per share)	$ 0.21	$ 0.88